Performance Management	Sep. 30, 2025
Jensen Quality MidCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and a second more narrowly tailored index. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and a second more narrowly tailored index.
Performance Additional Market Index [Text]	The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and a second more narrowly tailored index.
Bar Chart [Heading]	Jensen Quality Mid Cap Fund - Class J Shares1Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return for Class J shares as of June 30, 2025 was -0.32%. During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class J shares was 21.16% for the quarter ended June 30, 2020, and the lowest quarterly return for Class J shares was -23.33% for the quarter ended March 31, 2020.

Performance Table Heading	Average Annual Total ReturnsFor the Periods EndedDecember 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.

Performance Availability Website Address [Text]	www.jenseninvestment.com
Performance Availability Phone [Text]	800-992-4144
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.32%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Jensen Global Quality Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Jensen Global Quality Growth Fund - Class J Shares1Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return for Class J shares as of June 30, 2025 was 6.39%. During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class J shares was 11.67% for the quarter ended December 31, 2021, and the lowest quarterly return for Class J shares was -12.77% for the quarter ended June 30, 2022.

Performance Table Heading	Average Annual Total ReturnsFor the Periods EndedDecember 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.

Performance Availability Website Address [Text]	www.jenseninvestment.com
Performance Availability Phone [Text]	800-992-4144
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	6.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.67%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022